LEASES (Schedule of Right-of-Use Assets) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Balance at beginning year
Additions during the year:
Depreciation	767
Disposals during the year:
Balance at end of year	2,671
Cost [Member]
Statement Line Items [Line Items]
Balance at beginning year	3,290
Additions during the year:
Additions to right-of-use assets for new leases in the period	168
Revaluation recognized in CPI	19
Disposals during the year:
Disposals of right-of-use assets for leases terminated in the period	(55)
Balance at end of year	3,422
Cost [Member] | Leasehold [Member]
Statement Line Items [Line Items]
Balance at beginning year	3,023
Additions during the year:
Additions to right-of-use assets for new leases in the period
Revaluation recognized in CPI	18
Disposals during the year:
Disposals of right-of-use assets for leases terminated in the period
Balance at end of year	3,041
Cost [Member] | Motor vehicles [member]
Statement Line Items [Line Items]
Balance at beginning year	267
Additions during the year:
Additions to right-of-use assets for new leases in the period	168
Revaluation recognized in CPI	1
Disposals during the year:
Disposals of right-of-use assets for leases terminated in the period	(55)
Balance at end of year	381
Accumulated depreciation [member]
Statement Line Items [Line Items]
Balance at beginning year
Additions during the year:
Depreciation	767
Disposals during the year:
Disposals of right-of-use assets	(16)
Balance at end of year	751
Depreciated cost at end of year	2,671
Accumulated depreciation [member] | Leasehold [Member]
Statement Line Items [Line Items]
Balance at beginning year
Additions during the year:
Depreciation	596
Disposals during the year:
Disposals of right-of-use assets
Balance at end of year	596
Depreciated cost at end of year	2,445
Accumulated depreciation [member] | Motor vehicles [member]
Statement Line Items [Line Items]
Balance at beginning year
Additions during the year:
Depreciation	171
Disposals during the year:
Disposals of right-of-use assets	(16)
Balance at end of year	155
Depreciated cost at end of year	$ 226